Earnings Per Share - Reconciliation of the average shares outstanding used to compute basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended																	6 Months Ended		12 Months Ended
	Mar. 04, 2016	Jun. 30, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share [Abstract]
Net earnings		$ 15.1	$ 65.1		$ 41.1		$ 36.9		$ 14.0		$ 27.4		$ 62.9		$ 36.9		$ 32.6		$ 33.2	$ 50.9	$ 157.1		$ 159.8		$ 146.1
Basic and diluted average shares outstanding	137,016,712																				137,016,712		137,016,712		137,016,712
Basic and diluted (loss)/earnings per common share			$ 0.48	[1]	$ 0.30	[1]	$ 0.27	[1]	$ 0.10	[1]	$ 0.20	[1]	$ 0.46	[1]	$ 0.27	[1]	$ 0.24	[1]			$ 1.15	[2]	$ 1.17	[2]	$ 1.07	[2]
Basic weighted average common shares outstanding		137,131,572					137,016,712												137,105,290	137,016,712
Effect of dilutive securities		1,242,807					0												1,250,923	0
Diluted weighted average common shares outstanding		138,374,379					137,016,712												138,356,213	137,016,712

[1]	On March 4, 2015, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. See Note 24, "Earnings Per Share," in the Audited Combined Financial Statements for more information. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction.
[2]	On March 4, 2016, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction. As described in Note 1 "Description of the Business and Basis of Presentation," our audited combined financial statements may not be indicative of MFS' future performance and do not necessarily include all the of the actual expenses that would have been incurred by MFS (including, but not limited to, interest expense related to the debt financing described in Note 25 "Subsequent Events") and may not reflect the results of operations had MFS been a standalone company during the periods presented. See Note 24, "Earnings Per Share" in the audited combined financial statements for more information.